Commitments and Contingencies - Schedule of Weighted-Average Remaining Lease Terms and Discount Rates Related Leases (Details)	Jun. 30, 2024	Dec. 31, 2023	Jun. 30, 2023	Dec. 31, 2022
Commitments and Contingencies Disclosure [Abstract]
Operating leases, weighted -average remaining lease term (in years)	3 years 1 month 6 days	3 years 6 months	3 years 10 months 24 days	3 years 10 months 24 days
Operating leases, weighted-average discount rate	9.90%	9.90%	9.50%	9.50%